Cover Page	Jun. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 01, 2024
Entity Registrant Name	CLECO CORPORATE HOLDINGS LLC
Entity Incorporation, State or Country Code	LA
Entity File Number	1-15759
Entity Tax Identification Number	72-1445282
Entity Address, Address Line One	2030 Donahue Ferry Road
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360-5226
City Area Code	318
Local Phone Number	484-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001089819
Amendment Flag	false